Critical Accounting Judgment and Key Sources of Estimation Uncertainty	12 Months Ended
Dec. 31, 2025
Disclosure of Accounting Judgements and Estimates [Abstract]
Critical Accounting Judgment and Key Sources of Estimation Uncertainty
5.
CRITICAL ACCOUNTING JUDGMENT AND KEY SOURCES OF ESTIMATION UNCERTAINTY

In the application of the Group’s accounting policies, which are described in Note 4, the management of the Company are required to make judgments, estimates and assumptions about the carrying amounts of assets and liabilities that are not readily apparent from other sources. The estimates and underlying assumptions are based on historical experience and other factors that are considered to be relevant. Actual results may differ from these estimates.

The estimates and underlying assumptions are reviewed on an on-going basis. Revisions to accounting estimates are recognized in the period in which the estimate is revised if the revision affects only that period, or in the period of the revision and future periods if the revision affects both current and future periods.

Critical judgment in applying accounting policies

The following is the critical judgment, apart from those involving estimations (see below), that the Company have made in the process of applying the Group’s accounting policies and that have the most significant effect on the amounts recognized in the consolidated financial statements.

Research and development expenses

Development costs incurred on the Group’s research and development projects are capitalized and deferred only when the Group can demonstrate the technical feasibility of completing the intangible asset so that it will be available for use or sale, the Group’s intention to complete and the Group’s ability to use or sell the asset, how the asset will generate future economic benefits, the availability of resources to complete the pipeline and the ability to measure reliably the expenditure during the development. Development costs which do not meet these criteria are expensed when incurred.

The Company assesses the progress of each of the research and development projects and determines whether the criteria are met for capitalization. During the years ended December 31, 2023, 2024 and 2025, all the related development costs are expensed when incurred.

Key sources of estimation uncertainty

The key assumptions concerning the future, and other key sources of estimation uncertainty at the end of each reporting period, that may have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the coming twelve months, are described below.

Estimated impairment of intangible assets not ready for use

Intangible assets not ready for use are tested annually for impairment, or more frequently, if events or changes in circumstances indicate that they might be impaired. The Group obtained in-licenses through separate acquisition to continue research and development work and commercialize the products, which are classified as intangible assets not ready for use.

Determining whether intangible assets not ready for use is impaired requires an estimation of recoverable amount of the cash-generating unit to which the intangible assets belong, which is the higher of the value in use or fair value less costs of disposal. The value in use calculation requires the Group to estimate the future cash flows expected to arising from the cash-generating unit and a suitable discount rate in order to calculate the present value. Where the actual future cash flows are less than expected, or change in facts and circumstances which results in downward revision of future cash flows or upward revision of discount rate, a material impairment loss or further loss may arise.

The carrying amount of intangible assets not ready for use as at December 31, 2024 and 2025, were $1.5 million and nil, respectively. The impairment loss recognized during the years ended December 31, 2023, 2024 and 2025 amounted to nil, $13.0 million, and $1.7 million, respectively.

Fair value of convertible preferred shares

The convertible preferred shares of the Company are measured at fair value for financial reporting purpose. No quoted prices in an active market are available for these financial liabilities. These financial liabilities were valued by the management with reference to valuations carried out by an independent qualified professional valuer not connected with the Group, which has appropriate qualifications and experience in valuation of similar financial instruments. The fair value of these financial liabilities is established by using valuation techniques as disclosed in Note 28. Valuation techniques are certified by the valuer before being implemented for valuation and are calibrated to ensure that outputs reflect market conditions. Valuation models established by the valuer make the maximum use of market inputs and rely as little as possible on the Group’s specific data. However, it should be noted that some inputs, such as the underlying share value of the Company, possibilities under different scenarios such as initial public offerings (“IPO”) and time to liquidation require management estimates. The estimates and assumptions by the management of the Company are reviewed periodically and are adjusted if necessary. Should any of the estimates and assumptions change, it may lead to a change in the fair value of the financial liabilities at FVTPL. The fair values of the convertible preferred shares which are classified as financial liabilities at FVTPL as at December 31, 2024 and 2025 were nil and nil, respectively. Upon the IPO in 2023, all the pre-closing Apollomics convertible preferred shares converted into Post-Closing Apollomics Ordinary Shares. The fair value loss recognized in the profit or loss during the years ended December 31, 2023, 2024 and 2025 amounted to $76.4 million, nil, and nil, respectively.